Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment, Net
Property and equipment, gross	$ 49,129,106	$ 36,421,056
Accumulated depreciation	(21,152,883)	(15,118,269)
Property and equipment, net	27,976,223	21,302,787
Depreciation expenses	6,994,115	5,047,281	3,783,778
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	15,982,349	12,164,368
Buildings
Property and Equipment, Net
Property and equipment, gross	6,388,288	3,868,203
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	19,844,348	15,226,064
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 6,914,121	$ 5,162,421